CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Information [Line Items]
Revenues		$ 8,885	$ 6,597	$ 4,652
Direct operating costs		(4,843)	(3,395)	(2,208)
General and administrative expenses		(312)	(279)	(223)
Depreciation and amortization expense		(1,705)	(1,214)	(801)
Profit (loss) from operating activities		2,025	1,709	1,420
Interest expense		(1,179)	(904)	(555)
Share of earnings (losses) from investments in associates and joint ventures		131	224	(13)
Mark-to-market on hedging items		(16)	57	137
Gain on sale of associate		0	0	338
Other income (expense)		234	(158)	(157)
Income before income tax		1,195	928	1,170
Income tax expense
Current		(237)	(250)	(318)
Deferred		(54)	(28)	(46)
Net income		904	650	806
Attributable to:
Limited partners		141	52	192
General partner		183	159	137
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		55	22	81
BIPC exchangeable shares		14	0	0
Exchange LP Units		1	0	0
Interest of others in operating subsidiaries		510	417	396
Limited Partners
Income tax expense
Net income		$ 141	$ 52	$ 192
Basic and diluted income per unit attributable to:
Limited partners (in dollars per unit)	[1]	$ 0.35	$ 0.06	$ 0.53

[1]	Basic and diluted income per limited partner unit for the years ended December 31, 2020, 2019, and 2018 have been restated to reflect the impact of the special distribution on March 31, 2020. Refer to Note 1, Organization and Description of the Business, for further details.